44. Ordinary and Extraordinary Shareholders’ Meeting	12 Months Ended
Dec. 31, 2017
Ordinary And Extraordinary Shareholders Meeting
Ordinary and Extraordinary Shareholders' Meeting

The Company Ordinary and Extraordinary Shareholders’ Meeting held on April 18, 2017 resolved, among other issues, the following:

-	To approve Edenor S.A.’s Annual Report and Financial Statements as of December 31, 2016;
-	To approve the actions taken by the Directors and Supervisory Committee members, together with the remuneration thereof;
-	To appoint the authorities and the external auditors for the current fiscal year;
-	To approve the use of the treasury shares for the implementation of the long-term incentive plan in favor of certain key personnel (Note 25);
-	Not to carry out the share capital reduction, deferring it and instructing the Board of Directors to call an Extraordinary Shareholders’ Meeting in order to deal with this issue if, as a consequence of the results of operations for the quarters ending March 31 and June 30, 2017, the Company continued to be subject to complying with the mandatory share capital reduction.